STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY - USD ($)	Class B Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Dec. 02, 2020	$ 0	$ 0	$ 0	$ 0
Balance (in Shares) at Dec. 02, 2020	0
Class B common stock issued to Sponsor	$ 863	24,137		25,000
Class B common stock issued to Sponsor (in shares)	8,625,000
Net Income (loss)	$ 0	0	(3,543)	(3,543)
Balance at Dec. 31, 2020	$ 863	24,137	(3,543)	21,457
Balance (in Shares) at Dec. 31, 2020	8,625,000
Excess of cash received over fair value of Private Placement Warrants:		1,570,109		1,570,109
Net Income (loss)			(1,154,131)	(1,154,131)
Balance at Mar. 31, 2021	$ 863		(32,570,403)	(32,569,540)
Balance (in Shares) at Mar. 31, 2021	8,625,000
Balance at Dec. 31, 2020	$ 863	$ 24,137	(3,543)	21,457
Balance (in Shares) at Dec. 31, 2020	8,625,000
Net Income (loss)				7,124,222
Balance at Sep. 30, 2021	$ 863		(24,292,050)	(24,291,187)
Balance (in Shares) at Sep. 30, 2021	8,625,000
Balance at Mar. 31, 2021	$ 863		(32,570,403)	(32,569,540)
Balance (in Shares) at Mar. 31, 2021	8,625,000
Net Income (loss)			8,318,874	8,318,874
Balance at Jun. 30, 2021	$ 863		(24,251,529)	(24,250,666)
Balance (in Shares) at Jun. 30, 2021	8,625,000
Net Income (loss)			(40,521)	(40,521)
Balance at Sep. 30, 2021	$ 863		$ (24,292,050)	$ (24,291,187)
Balance (in Shares) at Sep. 30, 2021	8,625,000